Notes Receivable, Net (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Notes Receivable, Net [Line Items]
Short-term borrowing	$ 5,942,710	$ 4,122,341
Minimum [Member] | Bank Acceptance Notes and Commercial Acceptance Notes
Notes Receivable, Net [Line Items]
Maturity dates	3 months
Maximum [Member] | Bank Acceptance Notes and Commercial Acceptance Notes
Notes Receivable, Net [Line Items]
Maturity dates	6 months
Notes Receivable [Member]
Notes Receivable, Net [Line Items]
Short-term borrowing	$ 3,768,166	$ 4,122,341